Inventory	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
INVENTORY
7.	INVENTORY

	31-Dec-21	31-Dec-20
Finished products	6,031,753	3,349,382
Impairment of finished products	(3,819,955)	(1,255,649)
Accessories and spare parts	1,025,366	632,000
Impairment of accessories and spare parts	(839,693)	(316,000)
Total	$2,397,471	$2,409,733

Refer to Note 19 for total inventories expensed as cost of sales during the years ended December 31, 2021 and
2020
.

Provision on inventory
Management is presently reviewing the inventory for impairment on a quarterly basis. For the year ended 2021, it was determined that $4,659,648 (2020- $1,571,649) of the inventory was impaired due to slow movement. The accessories and spare parts related to these products amounted to $839,693 (2020 - $316,000), which was also impaired.

Liens
Siyata Mobile Inc. has provided the North American inventory as collateral for the outstanding convertible debenture as outlined in Note 14(e). The carrying amount of the North American inventory is $1,355,482 on December 31, 2021.